January 6, 2025

Document Control

Securities and Exchange Commission

100 F Street, NE

Washington, DC 20549

Re: American Funds Portfolio Series

File No. 333-178936 and No. 811-22656

Dear Sir or Madam:

Pursuant to Rule 497(j), I hereby certify that no changes have been made to the forms of prospectuses and Statement of Additional Information since the electronic filing on December 31, 2024 of Registrant’s Post-Effective Amendment No. 31 under the Securities Act of 1933 and Amendment No. 33 under the Investment Company Act of 1940, both as amended.

Sincerely,

/s/ Courtney R. Taylor

Courtney R. Taylor

Secretary